Status and Principal Activity (Details) - shares	Nov. 13, 2023	Dec. 31, 2024	[1]	Dec. 31, 2023	[1]	Nov. 27, 2023	Aug. 31, 2023	[1]	Nov. 04, 2021
Status and Principal Activity [Line Items]
Ordinary shares		22,209,241		10,750,000			250,000		10
Reverse stock split	1-for-10
ADS [Member]
Status and Principal Activity [Line Items]
Ordinary shares	1					1

[1]	net of expenses